Employee benefits - Summary of Changes in the Plan Assets (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		¥ 88,753
Remeasurements:
Ending balance of the fiscal year		59,022	¥ 88,753
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		82,551
Remeasurements:
Ending balance of the fiscal year		83,836	82,551
Plan assets [member] | Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		464,376	447,747
Interest income		7,047	5,424
Remeasurements:
Return on plan assets excluding interest income		(9,997)	32,764
Employer contribution		2,362	2,316
Benefits paid		(23,845)	(23,875)
Ending balance of the fiscal year		439,943	464,376
Plan assets [member] | Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		47,893	56,987
Interest income		2,202	2,592
Remeasurements:
Return on plan assets excluding interest income		1,330	(2,485)
Translation adjustments		(462)	7,521
Employer contribution		5,645	5,381
Plan participants' contributions		359	585
Benefits paid		(7,319)	(10,603)
Curtailments and settlements	[1]		(12,085)
Ending balance of the fiscal year		¥ 49,648	¥ 47,893

[1]	Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2024 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries. Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2025 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries.